Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

25. Subsequent events

In March 2020, voxeljet received a waiver for the covenant breach in 2019 and also a grace period until March 31, 2021, for which voxeljet can rectify the breach and during which the EIB cannot demand immediate repayment. In return, the Company registered a first rank land charge on its land and facility located in Friedberg, Germany as collateral in favor of the EIB in March 2020. For further discussion see Note 2.

In late 2019 COVID-19 was identified in Wuhan, China, and has since spread globally, resulting in the ongoing COVID-19 pandemic. Many governments have declared states of emergency and imposed varying degrees of restrictions on social and commercial activities, to prevent and slow the spread of COVID-19. Such restrictive measures have resulted in significant disruption to business operations and a significant increase in economic uncertainty, with more volatile asset prices and currency exchange rates, and a marked decline in long-term interest rates in developed economies. These events and conditions create a level of uncertainty and risk that companies may not have encountered before, and may result in significant financial reporting implications for preparers of financial statements. Also, voxeljet expects adverse impacts from the COVID-19 pandemic, including decline in revenues for the Services segment and service and maintenance business of the Systems segment mainly during the second quarter of 2020. In addition, voxeljet expects some delays in installation of 3D printers at customers’ facilities, which could lead to postponed revenue recognition for those transactions. Furthermore, voxeljet expects delays in payments from our customers related to receivables from the sale of 3D printers from the fourth quarter of 2019. However we currently do not expect payment defaults. In order to decrease the risk of contagion, most of the Company’s administrative work is performed remotely. This could impede or slow down work processes caused by, among other things, increased difficulty in coordinating with other colleagues. However, voxeljet currently does not anticipate facing significant constraints and challenges with remote working as our employees are successfully utilizing advanced communication technology to work remotely and are highly flexible with work arrangements. Furthermore, we have implemented an initiative to promote telework and staggered work hours to ensure that our employees can continue to effectively perform their roles even if the COVID-19 pandemic continues to require protracted remote working. As the spread of COVID-19 is considered as a non adjusting subsequent event, the carrying amounts as of December 31, 2019 have not been adjusted.